As filed With the Securities and Exchange Commission on August 21, 2019

Registration Nos. 333-196172

811-08561

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ X ]

Pre-effective Amendment No.	[ ]

Post-Effective Amendment No.	[ 8 ]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ X ]

Amendment No.	[ 188 ]

(Check appropriate box or boxes)

AMERICAN GENERAL LIFE INSURANCE COMPANY SEPARATE ACCOUNT VL-R

(Exact Name of Registrant)

AMERICAN GENERAL LIFE INSURANCE COMPANY

(Name of Depositor)

2727-A Allen Parkway

Houston, Texas 77019-2191

(Address of Depositor’s Principal Offices) (Zip Code)

(800) 871-2000

(Depositor’s Telephone Number, including Area Code)

Manda Ghaferi, Esq.

American General Life Insurance Company

21650 Oxnard Street, Suite 750

Woodland Hills, California 91367

(Name and Address of Agent for Service for Depositor and Registrant)

Copy to:

Bridgett M. Matthes, Esq.

American General Life Insurance Company

2919 Allen Parkway, L4-01

Houston, Texas 77019

It is proposed that this filing will become effective (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b) of Rule 485

[ X ]	on September 20, 2019 pursuant to paragraph (b) of Rule 485

[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ]	on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ X ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 7 was filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 and Amendment No. 187 was filed under the Investment Company Act of 1940 (collectively, the “Amendments”) on June 24, 2019 and pursuant to Rule 485(a)(1) would have become effective on August 23, 2019. Post-Effective Amendment No. 8 and Amendment No. 188 (collectively, the “Subsequent Amendments”) are being filed pursuant to Rule (b)(1)(iii) for the sole purpose of designating September 20, 2019 as the new date upon which the Amendments shall become effective.

Parts A, B and C were filed in Registrant’s Post-Effective Amendment No. 7 to Form N-6 on June 24, 2019 and are incorporated by reference.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, American General Life Insurance Company Separate Account VL-R, certifies that it meets the requirements of Securities Act of 1933 Rule 485(b) for effectiveness of this Registration Statement and has duly caused this post-effective amendment to the registration statement to be signed on its behalf, by the undersigned, duly authorized, in the City of Houston, and State of Texas on this 20th day of August, 2019.

American General Life Insurance Company Separate Account VL-R
(Registrant)

BY: AMERICAN GENERAL LIFE INSURANCE COMPANY
(On behalf of the Registrant and itself)

BY:	/s/ CRAIG A. ANDERSON
CRAIG A. ANDERSON
SENIOR VICE PRESIDENT AND LIFE CONTROLLER

Pursuant to the requirements of the Securities Act of 1933, this amended Registration Statement has been signed below, on behalf of the Registrant and Depositor, by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

*KEVIN T. HOGAN KEVIN T. HOGAN	Director, Chairman of the Board, Chief Executive Officer, and President	August 20, 2019

*KATHERINE A. ANDERSON KATHERINE A. ANDERSON	Director, Senior Vice President and Chief Risk Officer	August 20, 2019

*THOMAS J. DIEMER THOMAS J. DIEMER	Director, Executive Vice President and Chief Financial Officer	August 20, 2019

TERRI N. FIEDLER	Director, Senior Vice President and Chief Distribution Officer	August , 2019

*MICHAEL P. HARWOOD MICHAEL P. HARWOOD	Director, Senior Vice President, Chief Actuary and Corporate Illustration Actuary	August 20, 2019

*JONATHAN J. NOVAK JONATHAN J. NOVAK	Director and Chief Executive Officer, Institutional Markets	August 20, 2019

*CRAIG A. SABAL CRAIG A. SABAL	Director, Senior Vice President and Chief Investment Officer	August 20, 2019

TODD P. SOLASH	Director and Chief Executive Officer, Individual Retirement	August , 2019

ADAM C. WINSLOW	Director and Chief Executive Officer, Life Insurance	August , 2019

/s/ CRAIG A. ANDERSON CRAIG A. ANDERSON	Senior Vice President and Life Controller	August 20, 2019

/s/ MANDA GHAFERI *MANDA GHAFERI	Attorney-In-Fact	August 20, 2019